Supplemental Guarantor Financial Information - Additional Information (Detail) - USD ($)	Feb. 11, 2019	Jan. 23, 2019	Nov. 28, 2018	Nov. 26, 2018	Apr. 04, 2018	Apr. 19, 2017	Apr. 06, 2017	Dec. 16, 2016	Jan. 29, 2016	Jan. 25, 2016	Jul. 23, 2015	Jan. 27, 2014	Jan. 17, 2013	Jul. 16, 2012	May 14, 2011	Jan. 24, 2011	Jan. 06, 2010	Aug. 21, 2017
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 10,000,000,000											$ 500,000,000	$ 500,000,000
Interest rate																	6.375%
Maturity date																15 February 2021	2040
Remaining principal																	$ 240,000,000
Issuance closed date																27 January 2011
Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 15,500,000,000						$ 6,800,000,000
Principal amount										$ 46,000,000,000		$ 5,250,000,000
8.2% notes due on 2039 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued															$ 1,250,000,000
Interest rate															8.20%
Maturity date															2039
6.875% notes due on 2019 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued															$ 1,000,000,000
Interest rate															6.875%
Maturity date															2019
8.0% notes due on 2039 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued															$ 450,000,000
Interest rate															8.00%
Maturity date															2039
Notes due 2048 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued						$ 1,735,171,000	$ 1,735,171,000
Interest rate						4.439%	4.439%
Maturity date						6 October 2048	6 October 2048
4.439% notes due 2048 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued																		$ 1,735,171,000
Interest rate																		4.439%
4.375% fixed rate note due on 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 215,000,000
Interest rate	4.375%
Maturity date	2021
2.500% percentage fixed rate note due on 2022 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 1,300,000,000
Interest rate	2.50%
Maturity date	2022
2.625% fixed rate note due on 2023 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 607,000,000
Interest rate	2.625%
Maturity date	2023
3.700% fixed rate note due on 2024 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 535,000,000
Interest rate	3.70%
Maturity date	2024
2.650% fixed rate note due on 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 5,000,000,000
Interest rate	2.65%
Maturity date	2021
3.300% fixed rate note due on 2023 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 2,900,000,000
Interest rate	3.30%
Maturity date	2023
3.650% fixed rate note due on 2026 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 5,700,000,000
Interest rate	3.65%
Maturity date	2026
3.750% fixed rate note due on 2022 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 1,100,000,000
Interest rate	3.75%
Maturity date	2022
3.500% fixed rate note due on 2024 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 846,000,000
Interest rate	3.50%
Maturity date	2024
2.650% fixed rate note due on 2010 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 2,500,000,000
Interest rate			2.65%
Maturity date			2010
Fixed interest rate [member]
Disclosure of supplemental guarantor information [line items]
Interest rate																4.375%
Fixed interest rate [member] | Notes due 2022 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued														$ 3,000,000,000
Interest rate					4.00%									2.50%
Maturity date														2022
Fixed interest rate [member] | Notes due 2022 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 2,350,000,000
Interest rate								3.75%
Maturity date								2022
Fixed interest rate [member] | Notes due 2042 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued														$ 1,000,000,000
Interest rate														3.75%
Maturity date														2042
Fixed interest rate [member] | Notes due 2023 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued													$ 1,250,000,000
Interest rate	3.30%												2.625%
Maturity date										2023			2023
Principal amount										$ 11,000,000,000
Fixed interest rate [member] | Notes Due 2043 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued													$ 750,000,000
Interest rate													4.00%
Maturity date													2043
Fixed interest rate [member] | Notes due 2019 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Principal amount										$ 7,500,000,000		$ 850,000,000
Fixed interest rate [member] | Notes Due 2024 [Member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate												3.70%
Maturity date												2024
Principal amount												$ 1,400,000,000
Fixed interest rate [member] | Notes due 2044 [Member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate												4.625%
Maturity date												2044
Fixed interest rate [member] | Notes Due 2045 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued											$ 565,000,000
Interest rate											4.60%
Maturity date											2045
Fixed interest rate [member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate	2.65%
Maturity date										2021
Principal amount										$ 6,000,000,000
Fixed interest rate [member] | Notes due 2026 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate	3.65%
Maturity date										2026
Principal amount										$ 6,000,000,000
Fixed interest rate [member] | Notes due 2026 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 8,600,000,000
Interest rate				3.65%
Maturity date				2026
Fixed interest rate [member] | Notes due 2036 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate	4.70%
Maturity date										2036
Principal amount										$ 11,000,000,000
Fixed interest rate [member] | Notes due 2036 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 5,400,000,000
Interest rate				4.70%
Maturity date				2036
Fixed interest rate [member] | Notes due 2046 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued									$ 1,470,000,000
Interest rate									4.915%
Maturity date									2046
Fixed interest rate [member] | Notes due 2046 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate	4.90%
Maturity date										2046
Fixed interest rate [member] | Notes due 2046 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 9,500,000,000
Interest rate				4.90%
Maturity date				2046
Fixed interest rate [member] | Notes due 2018 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 641,000,000
Interest rate								2.20%
Maturity date								2018
Fixed interest rate [member] | Notes due 2033 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 298,000,000
Interest rate								6.625%
Maturity date								2033
Fixed interest rate [member] | Notes due 2035 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 300,000,000
Interest rate								5.875%
Maturity date								2035
Fixed interest rate [member] | Notes due 2042 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 1,490,000,000
Interest rate								4.95%
Maturity date								2042
Fixed interest rate [member] | Notes due 2048 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 2,500,000,000
Interest rate					4.60%
Maturity date					2048
Fixed interest rate [member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 1,500,000,000
Interest rate					3.50%
Maturity date					2024
Fixed interest rate [member] | Notes due 2028 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 2,500,000,000
Maturity date					2028
Fixed interest rate [member] | Notes due 2038 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 2,500,000,000
Interest rate					4.375%
Maturity date					2038
Fixed interest rate [member] | Notes due 2058 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 1,500,000,000
Interest rate					4.75%
Maturity date					2058
Fixed interest rate [member] | Notes Due Two Thousand And Twenty Five Member | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 2,500,000,000
Interest rate		4.15%
Maturity date		2025
Fixed interest rate [member] | Notes Due Two Thousand And Twenty Nine Member | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 4,250,000,000
Interest rate		4.75%
Maturity date		2029
Fixed interest rate [member] | Notes Due Two Thousand And Thirty One Member | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 750,000,000
Interest rate		4.90%
Maturity date		2031
Fixed interest rate [member] | Notes Due Two Thousand And Thirty Nine Member | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 2,000,000,000
Interest rate		5.45%
Maturity date		2039
Fixed interest rate [member] | Notes Due Two Thousand And Forty Nine Member | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 4,000,000,000
Interest rate		5.55%
Maturity date		2049
Fixed interest rate [member] | Notes Due Two Thousand And Fifty Nine Member | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued		$ 2,000,000,000
Interest rate		5.80%
Maturity date		2059
Floating interest rate [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 309,000,000
Floating interest rate [member] | Notes due 2019 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date												2019
Principal amount												$ 250,000,000
Floating interest rate [member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 189,000,000
Maturity date	2021
Floating interest rate [member] | Notes due 2046 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Principal amount										$ 500,000,000
Floating interest rate [member] | Notes due 2018 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Maturity date								2018
Floating interest rate [member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 500,000,000
Floating interest rate [member] | Notes due 2024 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 271,000,000
Maturity date	2024
Floating interest rate above three-month LIBOR [Member] | Notes due 2019 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate												0.40%
Floating interest rate above three-month LIBOR [Member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate	1.26%
Floating interest rate above three-month LIBOR [Member] | Notes due 2018 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate								0.69%
Floating interest rate above three-month LIBOR [Member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Interest rate					0.74%